Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of contract with customer, asset and liability

The following table presents the Group’s contract balances as of December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021
Contract assets	28,708,229	35,104,329
Customer deposits (note 14)	952,939,384	1,162,430,468

Schedule of impact of adopting ASC 606 on consolidated statement of comprehensive income

	As previously	Effects of
	reported at	adoption
	December 31,	of Credit Loss	As adjusted at
	2019	ASUs	January 1, 2020
Consolidated balance sheets
Accounts receivable	97,911,510	(2,829,696)	95,081,814
Other deposits and prepayments	277,463,137	(1,908,929)	275,554,208
Amounts due from related parties	200,757,623	(1,781,767)	198,975,856
Total current assets	5,645,063,109	(6,520,392)	5,638,542,717
Total assets	7,421,664,433	(6,520,392)	7,415,144,041
Total equity	791,952,022	(6,520,392)	785,431,630

Schedule of useful lives

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20‑60 years

Schedule of interest expense

As a result of the total interest costs capitalized during the period, the interest expense for the years ended December 31, 2019, 2020 and 2021 was as follows:

	2019	2020	2021
	US$	US$	US$
Amortization of issuance cost related to long-term debt	8,132,103	116,249	349,045
Interest expense of finance leases	973,842	31,286,261	45,561,734
Interest on borrowings	308,747,957	312,779,581	272,562,353
Total interest costs	317,853,902	344,182,091	318,473,132
Total interest costs capitalized	(204,078,542)	(214,694,686)	(135,074,360)
Interest expense, net	113,775,360	129,487,405	183,398,772

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun are as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Current assets	768,166	346,637
Non-current assets	2,771,533	3,177,609
Total assets	3,539,699	3,524,246

Current liabilities	4,801,975	14,499,043
Non-current liabilities	14,099,833	13,645,560

Total liabilities	18,901,808	28,144,603

The financial performance and cash flows of Yuzhouyun are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	US$	US$
Revenue	3,525,255	1,703,972
Cost of revenue	(2,529,935)	(3,755,276)
Net loss	(6,935,441)	(8,794,606)
Net cash used in operating activities	(12,982,505)	(13,884,957)
Net cash used in investing activities	(13,837)	(14,799)
Net cash provided by financing activities	12,256,166	13,108,128

RuizhuoXihui [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Ruizhuo Xihui are as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Current assets	3,167,587	2,748,904
Non-current assets	—	—
Total assets	3,167,587	2,748,904
	—	—
Current liabilities	3,572,451	2,791,771
Non-current liabilities	—	—

Total liabilities	3,572,451	2,791,771

The financial performance and cash flows of Ruizhuo Xihui are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2020	2021
	US$	US$
Revenue	81,984	451,176
Cost of revenue	—	(26,605)
Net (loss)/income	(382,874)	367,929
Net cash provided by operating activities	36,807	39,366
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—